Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 56,855	$ 34,356
Long-term debt at fair value	4,032,000
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	$ 0
Level 3 | Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	12,917,600
Goodwill at fair value	8,982,900
Net intangible assets at fair value	$ 3,934,700